Statement of Changes in Shareholders' Equity (Parenthetical) (USD $)	8 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013
Statement Of Changes In Stockholders' Equity [Abstract]
Ordinary shares issued, price per share	$ 0.02
Ordinary shares issued, price per share one	$ 0.02
Sale of units, price per unit		10.00
Sale of units, price per unit one		10.00
Ordinary shares subject to possible conversion		3,184,175
Number of units sold		4,000,000
Number of units sold one		200,000
Number of warrants		3,600,000
Sale of warrant per share		$ 0.75